CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2018
CONSOLIDATED FINANCIAL STATEMENTS
Schedule of significant consolidated subsidiaries

		Equity Interests
		Total capital (*)
Consolidated company	Country	2018	2017	2016

Gerdau GTL Spain S.L.	Spain	100.00	100.00	100.00
Gerdau Internacional Empreendimentos Ltda. - Grupo Gerdau	Brazil	100.00	100.00	100.00
Gerdau Ameristeel Corporation and subsidiaries (1)	USA/Canada	100.00	100.00	100.00
Gerdau Açominas S.A. and subsidiary (2)	Brazil	99.83	99.36	99.35
Gerdau Aços Longos S.A. and subsidiary (3)	Brazil	99.78	99.12	99.11
Gerdau Steel Inc.	Canada	100.00	100.00	100.00
Gerdau Holdings Inc. and subsidiary (4)	USA	100.00	100.00	100.00
Paraopeba - Fixed-income investment fund (5) (**)	Brazil	91.40	10.69	70.93
Gerdau América Latina Participações S.A.	Brazil	—	—	99.12
Aza Participaciones S.A. (note 3.4)	Chile	—	100.00	100.00
Gerdau Aços Especiais S.A.	Brazil	—	—	99.55
Gerdau Hungria Holdings Limited Liability Company	Hungary	100.00	100.00	100.00
GTL Equity Investments Corp.	British Virgin Islands	100.00	100.00	100.00
Empresa Siderúrgica del Perú S.A.A. - Siderperú	Peru	90.03	90.03	90.03
Diaco S.A. and subsidiary (6)	Colombia	—	—	99.68
Gerdau GTL México, S.A. de C.V. and subsidiaries (7)	Mexico	100.00	100.00	100.00
Seiva S.A. - Florestas e Indústrias	Brazil	97.73	97.73	97.73
Itaguaí Com. Imp. e Exp. Ltda.	Brazil	—	—	100.00
Gerdau Laisa S.A.	Uruguai	100.00	100.00	100.00
Sipar Gerdau Inversiones S.A.	Argentina	99.99	99.99	99.99
Sipar Aceros S.A. and subsidiary (8)	Argentina	99.98	99.98	99.96
Sizuca - Siderúrgica Zuliana, C. A.	Venezuela	100.00	100.00	100.00
GTL Trade Finance Inc.	British Virgin Islands	100.00	100.00	100.00
Gerdau Trade Inc.	British Virgin Islands	100.00	100.00	100.00
Gerdau Steel India Ltd. (note 3.4)	India	—	98.90	98.90

(*)The voting capital is substantially equal to the total capital. The interests reported represent the ownership percentage held directly and indirectly in the subsidiary.

(**)The percentage of participation including interest of the parent company Metalúrgica Gerdau S.A. in the investment fund is 98.60% in 2018, 51.11% in 2017 and 91.58% in 2016.

(1)	Subsidiaries: Gerdau Ameristeel US Inc., Gerdau Ameristeel Sayreville Inc., Chaparral Steel Company.
(2)	Subsidiary: G2L Logistica Ltda.
(3)	Subsidiary: Gerdau Açominas Overseas Ltd.
(4)	Subsidiary: Gerdau MacSteel Inc.
(5)	Fixed-income investment fund managed by Bank JP Morgan S.A..
(6)	Subsidiary: Cyrgo S.A.
(7)	Subsidiary: Sidertul S.A. de C.V. and GTL Servicios Administrativos México, S.A. de C.V..
(8)	Subsidiary: Siderco S.A.

Schedule of interests in joint ventures

		Equity Interests
		Total capital(*)
Joint Ventures	Country	2018	2017	2016
Bradley Steel Processors	Canada	50.00	50.00	50.00
MRM Guide Rail	Canada	50.00	50.00	50.00
Gerdau Corsa S.A.P.I. de CV	Mexico	50.00	50.00	50.00
Gerdau Metaldom Corp.	Dominican Rep.	50.00	45.00	45.00
Gerdau Summit Aços Fundidos e Forjados S.A.	Brazil	58.73	58.73	—
Diaco S.A.	Colombia	49.87	49.87	—
Juntos Somos Mais Fidelização S.A.	Brazil	27.50	—	—

(*)   The voting capital is substantially equal to the total capital. The interests reported represent the ownership percentage held directly and indirectly held in the joint venture.

Schedule of summarized financial information of the joint ventures

	Joint ventures
	2018	2017	2016
Net income (loss)	(16,403)	(91,553)	(126,723)
Total comprehensive income (loss)	(16,403)	(91,553)	(126,723)

Schedule of interests in associate companies

		Equity interests
		Total capital (*)
Associate companies	Country	2018	2017	2016
Dona Francisca Energética S.A.	Brazil	51.82	51.82	51.82
Corsa Controladora, S.A. de C.V.	Mexico	49.00	49.00	49.00

(*)   The voting capital is substantially equal to the total capital. The interests reported represent the ownership percentage held directly and indirectly.

Schedule of summarized financial information of the associate companies

	Associate Companies
	2018	2017	2016
Net income	31,806	26,099	141,023
Total comprehensive income	31,806	26,099	141,023